Segments and Geographical Information	12 Months Ended
Dec. 31, 2012
Segments and Geographical Information

19 Segments and Geographical Information

NXP is organized into three reportable segments including two market-oriented business segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”) and one other reportable segment, Manufacturing Operations. Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements along with the Divested Home activities, which were divested in 2010.

Our Chief Executive Officer, who is our Chief Operating Decision Maker, or CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses and deferred income tax assets and liabilities.

Our HPMS business segment delivers High Performance Mixed Signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial.

Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive.

Our manufacturing operations are conducted through a combination of wholly owned manufacturing facilities, manufacturing facilities operated jointly with other semiconductor companies and third-party foundries and assembly and test subcontractors, which together form our Manufacturing Operations segment. While the main function of our Manufacturing Operations segment is to supply products to our HPMS and SP segments, revenue and costs in this segment are to a large extent derived from revenue of wafer foundry and packaging services to our divested businesses in order to support their separation and, on a limited basis, their ongoing operations. As these divested businesses develop or acquire their own foundry and packaging capabilities, our revenue from these sources is declining.

Corporate and Other includes unallocated research expenses not related to any specific business segment, corporate restructuring charges and other expenses, as well as operations not included in our two business segments, such as manufacturing, marketing and selling of can tuners through our joint venture NuTune Singapore Pte. Ltd. (“NuTune”), which was sold on December 14, 2010, and software solutions for mobile phones “NXP Software” business. Revenue recorded in Corporate and Other is primarily generated by the NXP Software business.

On February 8, 2010, our wholly-owned subsidiary, NXP B.V., divested a major portion of our former Home segment to Trident Microsystems, Inc. (“Trident”). For the periods up to divestment on February 8, 2010, the results of the divested operations are presented in our consolidated accounts separately under “Divested Home Activities”. The continuing business of the former Home segment not divested has been regrouped into High Performance Mixed Signal and Corporate and Other. All previous periods have been restated accordingly.

Detailed information by segment for the years 2012, 2011 and 2010 is presented in the following tables.

Segments	Revenue	Research and development	Operating income (loss)	Operating income (loss) as a % of revenue	Results relating to equity-accounted investees
2012
HPMS	3,282	539	527	16.1	—
SP	832	43	37	4.4	—
Manufacturing Operations	211	1	(36)	(17.1)	—
Corporate and Other (1)	33	45	(116)	N.M.	(27)

	4,358	628	412	9.5	(27)
2011
HPMS	2,906	554	339	11.7	—
SP	925	37	141	15.2	—
Manufacturing Operations	316	—	(60)	(19.0)	—
Corporate and Other (1)	47	44	(63)	N.M.	(77)

	4,194	635	357	8.5	(77)
2010
HPMS	2,846	454	387	13.6	—
SP	848	32	91	10.7	—
Manufacturing Operations	525	18	(57)	(10.9)	—
Corporate and Other (1)	136	48	(117)	N.M.	(86)
Divested Home activities	47	16	(31)	(66.0)	—

	4,402	568	273	6.2	(86)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

N.M. Not meaningful

Certain assets of the Company have been used jointly or managed at Corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets by segment has been omitted. Instead, inventories by segment are included.

Segments	Inventories	Long-lived assets 1)	Total liabilities excl. debt	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment (2)
2012
HPMS	388	2,248	300	12	12
SP	182	706	102	11	26
Manufacturing Operations	145	1,041	666	200	163
Corporate and Other (3)	—	317	595	28	46

	715	4,312	1,663	251	247
2011
HPMS	340	2,390	258	14	13
SP	161	760	152	17	41
Manufacturing Operations	117	1,014	489	162	179
Corporate and Other (3)	—	301	557	28	57

	618	4,465	1,456	221	290
2010
HPMS	240	2,670	313	15	13
SP	136	828	127	15	35
Manufacturing Operations	137	1,055	748	209	220
Corporate and Other (3)	—	396	599	19	91
Divested Home activities	—	—	—	—	—

	513	4,949	1,787	258	359
Discontinued operations			80

			1,867

(1)	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
(2)	Excluding additional write down of property classified as held for sale (2010: $30 million).
(3)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill assigned to segments	Cost at January 1, 2012	Acquisitions	Divestments	Translation differences and other changes	Cost at December 31, 2012
HPMS	1,785	11	(7)	32	1,821
SP	305	—	—	6	311
Manufacturing Operations	316	—		5	321
Corporate and Other (1)	48	—	(1)	2	49

	2,454	11	(8)	45	2,502

	Accumulated impairment at January 1, 2012	Divestments	Impairment	Translation differences and other changes	Accumulated impairment at December 31, 2012
HPMS	(175)	2	—	(3)	(176)
SP	—	—	—	—	—
Manufacturing Operations	—	—	—	—	—
Corporate and Other (1)	(48)	—	—	(1)	(49)

	(223)	2	—	(4)	(225)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

Main countries	Total revenue	Property, plant and equipment	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment
2012
China	1,699	131	43	31
Netherlands	94	180	22	43
Taiwan	112	80	32	23
United States	303	8	2	3
Singapore	436	226	58	47
Germany	447	88	17	26
South Korea	238	—	—	—
Other countries	1,029	357	77	74

	4,358	1,070	251	247
2011
China	1,514	120	40	32
Netherlands	123	187	23	60
Taiwan	80	70	18	25
United States	329	9	2	3
Singapore	383	229	64	45
Germany	508	96	17	41
South Korea	216	—	—	—
Other countries	1,041	352	57	84

	4,194	1,063	221	290
2010
China	1,496	112	33	31
Netherlands	126	232	12	98
Taiwan	115	81	29	25
United States	337	34	4	6
Singapore	480	210	62	53
Germany	434	109	19	30
South Korea	202	—	—	—
Other countries	1,212	386	99	116

	4,402	1,164	258	359

Concentration of risk

A substantial portion of our revenue is derived from our top OEM customers, some of whom are supplied through distributors, in the automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer and computing markets. No end customer accounted for greater than 10% of the Company‘s revenues for the years presented. However, sales to one of our distributors, WPG, in 2012, 2011 and 2010 represented 12%, 12% and 11%, respectively, of revenue.

Furthermore, the Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.